Accrued Expenses, Accounts Payable and Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2014
Accrued Expenses, Accounts Payable and Other Liabilities
Schedule of accrued expenses, accounts payable and other liabilities

	Successor	Predecessor
	June 30, 2014	December 31, 2013
	(Dollars in thousands)	(Dollars in thousands)
Accrued expenses	$536,225	$354,398
Accrued interest	291,673	284,684
Deferred revenue(a)	249,193	—
Derivative liabilities(b)	4,050	—

	$1,081,141	$639,082

(a)
Deferred revenue for the Predecessor was presented within Security deposits, deferred overhaul rental and other customer deposits on the December 31, 2013, Condensed, Consolidated Balance Sheets. See Note 14-Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits.

(b)
Derivative liabilities for the Predecessor were presented separately on the December 31, 2013, Condensed, Consolidated Balance Sheet.